GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 14, 2013 Pointer Brazil [Member]	Nov. 11, 2011 K.S. Operation Centers for Vehicles Ltd. [Member]	Dec. 31, 2013 K.S. Operation Centers for Vehicles Ltd. [Member] Customer Lists [Member]
Working capital, net		$ 27		$ 130	$ 27
Property and equipment		112		2,486	112
Other intangible assets	1,690			1,690
Customer list		1,364			1,364
Goodwill		1,669		4,894	1,669
Long term loans from bank and others				(1,342)
Fair value of investment in subsidiary previously accounted for by the equity method	(3,885)			(3,885)
Accrued severance pay, net		(23)			(23)
Employee accruals		(24)			(24)
Purchase of activity		$ (3,125)		$ 3,973	$ 3,125
Estimated useful life						8 years